CAPITAL AND RESERVES (Details) - USD ($)		6 Months Ended
	Apr. 11, 2025	Jun. 30, 2025	Feb. 28, 2025
CAPITAL AND RESERVES (Details) [Line Items]
Fair value consideratio acquisition dates and contributing to equity		$ 19,136,000
Total consideration	$ 1
Loss amount unit cost	$ 39,354
Issued price per share (in Dollars per share)	$ 0.7084
Treasury shares equivalent	$ 19,596
Class A Ordinary Shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Voting rights per share		one
Class B Shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Voting rights per share		twenty
Class A ordinary shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued (in Shares)		12,400,000	2,150,000
Ordinary shares, par value (in Dollars per share)		$ 0
Total fair value consideration market prices		$ 19,136,000
Treasury Shares (in Shares)	9,260	9,260
Treasury shares, per share (in Shares)		0.7084
Transferred treasury shares to a shareholder (in Shares)	55,556
Total consideration	$ 25,000